SUBMISSION TYPE				13F-HR
                             Form 13F Holdings Report
PERIOD					09/30/04
FILER
	CIK		0001093694
	CCC		vif$9tkp

DOCUMENT-COUNT		1
SUBMISSION-CONTACT
	NAME				JOYCE MICHELS
	PHONE				404-239-0111
        NOTIFY-INTERNET	jmichels@eicatlanta.com


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment [  ]; Amendment Number
This Amendment (check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Equity Investment Corporation
Address:   3007 Piedmont Road
           Suite 200
           Atlanta, GA  30305

13F File Number:		028-10606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joyce Michels
Title:		Operations and Compliance Manager
Phone:		404-239-0111
Signature, Place, and Date of Signing:
Joyce Michels, Atlanta, GA, 10/15/04

Report Type (Check only one):
[x]  13F HOLDINGS REPORT
[  ] 13F NOTICE
[  ] 13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:
None

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	$295742 (in thousands)

List of Other Included Managers:
NONE

                                              Form 13F Information Table
                    Title of        Value     shares/sh/ put/ InvstmeOther Voting Authority
Name of Issuer      Class  Cusip    (x$1000)  Prn amtprn call dscretnMgrs  Sole    SharedNone

ADC Telecom         COM    000886101      50392837140SH       sole          2707760      129380
ALLTEL Corp         COM    020039103      9404 173521SH       sole           166316        7205
Abbott Labs         COM    002824100      4209 101301SH       sole           101301           0
Automatic Data Proc COM    053015103      5287 130382SH       sole           126552        3830
Bristol Myers SquibbCOM    110122108      6654 286903SH       sole           279738        7165
Burlington ResourcesCOM    122014103      8539 209953SH       sole           200403        9550
CBRL Group          COM    12489V106      3061  84990SH       sole            78420        6570
CNA Financial       COM    126117100      8413 355115SH       sole           340381       14734
Cadbury Schweppes   COM    127209302      7169 234432SH       sole           224312       10120
CenturyTel          COM    156700106      2672  78039SH       sole            70549        7490
ChevronTexaco       COM    166764100      6635 124197SH       sole           120875        3322
Coca Cola           COM    191216100       370   9245SH       sole             9245           0
Comerica            COM    200340107      2326  39190SH       sole            36130        3060
Consolidated Edison COM    209115104      2776  66039SH       sole            60329        5710
Constellation BrandsCOM    21036P108      7535 200135SH       sole           191245        8890
DTE Energy          COM    233331107     10219 245183SH       sole           234963       10220
Diagnostic Products COM    252450101      2851  69755SH       sole            64210        5545
Edwards, AG         COM    281760108      3580 104635SH       sole            99005        5630
Erie Indemnity      COM    29530P102      1853  36310SH       sole            33240        3070
Exxon Mobil         COM    30231G102      1534  31747SH       sole            31747           0
Factset Research    COM    303075105      9207 193535SH       sole           186170        7365
Franklin Resources  COM    354613101      4147  74580SH       sole            71020        3560
Gannett Company     COM    364730101      7165  86905SH       sole            84345        2560
General Dynamics    COM    369550108      3521  34658SH       sole            33698         960
General Mills       COM    370334104      9354 210940SH       sole           203350        7590
Harley-Davidson     COM    412822108      5669  95830SH       sole            93380        2450
Heinz (HJ) Co.      COM    423074103      9563 268746SH       sole           258201       10545
Hillenbrand         COM    431573104      6198 124095SH       sole           117895        6200
Home Depot          COM    437076102      4987 129139SH       sole           124609        4530
Hospira             COM    441060100       253   8295SH       sole             8081         214
Intel Corp          COM    458140100       583  29132SH       sole            29132           0
Kimberly Clark      COM    494368103      4839  76163SH       sole            74333        1830
Lancaster Colony Cp COM    513847103      7123 170870SH       sole           162765        8105
Lilly (eli)         COM    532457108      3835  65086SH       sole            63336        1750
Lockheed Martin     COM    539830109      8738 158931SH       sole           153601        5330
Logitech            COM    541419107      6190 129885SH       sole           124445        5440
Marsh & McLennan    COM    571748102      7839 174476SH       sole           170161        4315
Martin Marietta MatlCOM    573284106      1261  27855SH       sole            24235        3620
Microsoft Corp.     COM    594918104      6724 247584SH       sole           241239        6345
Nabors Industries   COM    G6359F103      6971 148847SH       sole           141687        7160
National Fuel Gas   COM    636180101      3429 121042SH       sole           111797        9245
Newell Rubbermaid   COM    651229106      7923 400820SH       sole           384465       16355
Northrop Grumman    COM    666807102      8091 154022SH       sole           148507        5515
PartnerRe Ltd       COM    G6852T105      8501 157653SH       sole           150918        6735
Pfizer, Inc         COM    717081103      6655 221822SH       sole           216392        5430
Royal Dutch PetroleuCOM    780257804      3207  63754SH       sole            61484        2270
SEI Investments     COM    784117103      7547 226620SH       sole           215670       10950
Sensient Tech       COM    81725T100      6948 324980SH       sole           309600       15380
Sherwin Williams    COM    824348106      2886  65645SH       sole            60505        5140
St. Paul Travelers  COM    792860108      5597 171631SH       sole           164446        7185
Superior Industries COM    868168105      2405  80285SH       sole            73975        6310
T.Rowe Price        COM    74144T108      3385  66660SH       sole            64265        2395
Torchmark           COM    891027104      5664 106943SH       sole           102433        4510
VF Corporation      COM    918204108      8957 183235SH       sole           175600        7635
Wyeth               COM    983024100       254   6800SH       sole             6800           0
                                      295,742